Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest:
Long-term debt	$ 63,734	$ 76,591
Lease obligations	4,245	3,784
Other	285	685
Income	(2,220)	(1,392)
Amortization of debt issue costs	3,709	3,746
Finance charges	$ 69,753	$ 83,414